Inventories (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Inventories
Finished goods	£ 2,535,000	£ 2,610,000	£ 2,130,000
Cost of inventory recognized during the period	£ 4,888,000	£ 4,769,000	£ 8,664,000